Note 1 - Overview and Description of the Company (Details) - shares		12 Months Ended
	Jun. 30, 2011	Dec. 31, 2017	Dec. 31, 2018	Nov. 08, 2018	Sep. 27, 2017	Jan. 13, 2017	Dec. 31, 2014
Accounting Policies [Abstract]
Stockholders' Equity, Reverse Stock Split	1 for 23
Common Stock, Shares Authorized		5,000,000,000	5,000,000,000	5,000,000,000	2,000,000,000	50,000,000	500,000,000
Common Shares and Preferred Shares Authorized, Description		The Company held a Special Meeting of Stockholders in May 2017 which authorized an amendment to the Articles of Incorporation to increase the authorized common share capital to 2,000,000,000 common shares and 100,000,000 preferred shares.